Vessels, Net - Schedule (Details)	12 Months Ended
Dec. 31, 2022
Seajacks Scylla
Property, Plant and Equipment [Line Items]
Year built	2015
Seajacks Zaratan
Property, Plant and Equipment [Line Items]
Year built	2012
Seajacks Leviathan
Property, Plant and Equipment [Line Items]
Year built	2009
Seajacks Hydra
Property, Plant and Equipment [Line Items]
Year built	2014
Seajacks Kraken
Property, Plant and Equipment [Line Items]
Year built	2009